Equity Investments - Investments in Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Investments
Carrying amount of interest in associates	€ 144	€ 135
Share of profit and losses from continuing operations	€ 10	€ (16)